Capital Management	12 Months Ended
Oct. 31, 2023
Text Block [Abstract]
Capital Management

Note 19: Capital Management
Our objective is to maintain a strong capital position in a cost-effective structure that: is appropriate given our target regulatory capital ratios and our internal assessment of required economic capital; underpins our operating groups’ business strategies and considers the market environment; supports depositor, investor and regulator confidence while building long-term shareholder value; and is consistent with our target credit ratings.
Our approach includes establishing limits, targets and performance measures that are used to manage balance sheet positions, risk levels and capital requirements, as well as issuing and redeeming capital instruments to achieve a cost-effective capital structure.
Regulatory capital requirements for the bank are determined in accordance with guidelines issued by OSFI, which are based on the Basel III Framework developed by the Basel Committee on Banking Supervision.
CET1 Capital is the most permanent form of capital. It is comprised of common shareholders’ equity and may include a portion of ECL provisions, less deductions for goodwill, intangible assets and certain other items.
Tier 1 Capital is primarily comprised of CET1 Capital, preferred shares and other equity instruments, less regulatory deductions.
Tier 2 Capital is primarily comprised of subordinated debentures and may include a portion of ECL provisions, less regulatory deductions. Total Capital includes Tier 1 and Tier 2 Capital.
Total Loss Absorbing Capacity (TLAC) is comprised of Total Capital and other TLAC instruments, including eligible bail-in
debt, less regulatory deductions. Details of the components of our capital position are presented in Notes 11, 12, 15 and 16.
The primary regulatory capital measures are the CET1 Ratio, Tier 1 Capital Ratio, Total Capital Ratio, TLAC Ratio, Leverage Ratio and TLAC Leverage Ratio.
•	Regulatory capital ratios are calculated by dividing CET1 Capital, Tier 1 Capital, Total Capital and TLAC by their respective risk-weighted assets.
•
The Leverage Ratio is defined as Tier 1 Capital divided by leverage exposures, which consist of on-balance
sheet items and specified
off-balance
sheet items, net of specified adjustments. The TLAC Leverage Ratio is defined as TLAC divided by leverage exposures.

The domestic implementation of Basel III reforms related to capital, leverage, liquidity and disclosure requirements was effective in the second quarter of 2023. Capital changes under these reforms include revised rules for credit risk and operational risk. Effective February 1, 2023, the capital floor adjustment factor was set at
65
%, and will rise by an additional
2.5
% on November 1 of each year to reach
72.5
% in fiscal 2026. Domestic Systemically Important Banks
(D-SIBs)
are also required to meet a
0.5
% buffer requirement for the Leverage and TLAC Leverage Ratios, in addition to the minimum requirements. Revisions related to market risk and credit valuation adjustment risk became effective on November 1, 2023.
As at October 31, 2023, we met OSFI’s required target regulatory capital ratios, which include a 2.5% Capital Conservation Buffer, a 1.0% CET1 Surcharge for
D-SIBs,
a Countercyclical Buffer and a 3.0% Domestic Stability Buffer (DSB) applicable to
D-SIBs.
In December 2022, OSFI increased the DSB’s range from 0% to 2.5%, to 0% to 4.0
%. Effective November 1, 2023, the DSB was increased to
3.5
%. Our capital position as at October 31, 2023 is further detailed in the Enterprise-Wide Capital Management section of Management’s Discussion and Analysis.
Regulatory Capital and Total Loss Absorbing Capacity Measures, Risk-Weighted Assets and Leverage Exposures
(1)

(Canadian $ in millions, except as noted)	2023	2022
CET1 Capital	52,914	60,891
Tier 1 Capital	59,785	67,121
Total Capital	68,718	75,309
TLAC	114,402	120,663
Risk-Weighted Assets	424,197	363,997
Leverage Exposures	1,413,036	1,189,990
CET1 Ratio	12.5%	16.7%
Tier 1 Capital Ratio	14.1%	18.4%
Total Capital Ratio	16.2%	20.7%
TLAC Ratio	27.0%	33.1%
Leverage Ratio	4.2%	5.6%
TLAC Leverage Ratio	8.1%	10.1%

(1)	Calculated in accordance with OSFI’s CAR Guideline, Leverage Requirements Guideline and TLAC Guideline, as applicable.